Expenses	6 Months Ended
Sep. 30, 2022
Expenses [Abstract]
EXPENSES

NOTE 4 — EXPENSES

Expenses consist of the following

	For the 6 months period ended September 30, 2022	For the 6 months period ended September 30, 2021
	(US$)	(US$)
Cost of revenue	$—	36,001
Amortization of intangible assets (refer to Note 10)	5,623,417	$6,015,398
Depreciation (refer to Note 9)	—	—
Legal and professional expenses	1,721,061	225,566
Staffing expense	—	205,574
Other operating expenses	145,314	341,062
Total expenses	$7,489,792	$6,823,601